Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera (Details) [Line Items]
Revenue Total	$ 1,235,576	$ 1,496,963	$ 1,720,273
Long-Lived Assets Total	51,175	61,479
United States [Member]
Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera (Details) [Line Items]
Revenue Total	1,131,697	1,362,423	1,553,389
Long-Lived Assets Total	33,391	40,063
Canada [Member]
Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera (Details) [Line Items]
Revenue Total	90,037	114,948	138,123
Long-Lived Assets Total	51	76
Rest of world [Member]
Segment Information - Schedule of Revenue and Long-Lived Assets, Net by Geographic Aera (Details) [Line Items]
Revenue Total	13,842	19,592	$ 28,761
Long-Lived Assets Total	$ 17,733	$ 21,340